Debt - Summary of Foreign Currency Translation (Detail) - MXN ($)	Dec. 31, 2018	Dec. 31, 2017
U.S. dollars [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	$ 19.6829	$ 19.7867
Japanese yen [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	0.1793	0.1757
Pounds Sterling [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	25.0878	26.7724
Euro [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	22.5054	23.7549
Swiss francs [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	19.9762	20.2992
Canadian dollar [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	14.4138	15.7858
Australian Dollar [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	$ 13.8617	$ 15.4752